Risk Management Activities - Maturity Analysis of Financial Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	$ 3	$ 16
Accounts payable and accrued liabilities	797	1,346
Principal repayments	3,466	3,653
Exchangeable securities	744	739
Dividends payable	49	68
Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0	$ 1
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease incentive	12
Cost
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	3
Accounts payable and accrued liabilities	797
Principal repayments	3,363
Exchangeable securities	750
Other risk management assets	(19)
Lease liabilities	143
Interest expense on borrowings	1,516
Dividends payable	49
Total	7,284
Cost | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	400
Cost | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	251
Cost | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	924
Cost | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	39
Cost | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	636
Cost | Non-recourse and other – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	1,003
Cost | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	110
Cost | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	278
Cost | Commodity risk management liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management liabilities	404
Cost | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	3
Accounts payable and accrued liabilities	797
Principal repayments	526
Exchangeable securities	0
Other risk management assets	(16)
Lease liabilities	4
Interest expense on borrowings	186
Dividends payable	49
Total	1,771
Cost | 2024 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	400
Cost | 2024 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2024 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2024 | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2024 | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	66
Cost | 2024 | Non-recourse and other – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	46
Cost | 2024 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	14
Cost | 2024 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	53
Cost | 2024 | Commodity risk management liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management liabilities	169
Cost | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	0
Accounts payable and accrued liabilities	0
Principal repayments	142
Exchangeable securities	0
Other risk management assets	(3)
Lease liabilities	4
Interest expense on borrowings	167
Dividends payable	0
Total	486
Cost | 2025 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2025 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2025 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2025 | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2025 | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	69
Cost | 2025 | Non-recourse and other – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	58
Cost | 2025 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	15
Cost | 2025 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	53
Cost | 2025 | Commodity risk management liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management liabilities	123
Cost | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	0
Accounts payable and accrued liabilities	0
Principal repayments	143
Exchangeable securities	0
Other risk management assets	0
Lease liabilities	4
Interest expense on borrowings	158
Dividends payable	0
Total	373
Cost | 2026 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2026 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2026 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2026 | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2026 | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	67
Cost | 2026 | Non-recourse and other – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	61
Cost | 2026 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	15
Cost | 2026 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	53
Cost | 2026 | Commodity risk management liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management liabilities	15
Cost | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	0
Accounts payable and accrued liabilities	0
Principal repayments	153
Exchangeable securities	0
Other risk management assets	0
Lease liabilities	4
Interest expense on borrowings	151
Dividends payable	0
Total	373
Cost | 2027 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	70
Cost | 2027 | Non-recourse and other – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	65
Cost | 2027 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	18
Cost | 2027 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	53
Cost | 2027 | Commodity risk management liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management liabilities	12
Cost | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	0
Accounts payable and accrued liabilities	0
Principal repayments	162
Exchangeable securities	0
Other risk management assets	0
Lease liabilities	4
Interest expense on borrowings	143
Dividends payable	0
Total	374
Cost | 2028 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2028 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2028 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2028 | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2028 | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	75
Cost | 2028 | Non-recourse and other – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	66
Cost | 2028 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	21
Cost | 2028 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	53
Cost | 2028 | Commodity risk management liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management liabilities	12
Cost | 2029 and thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	0
Accounts payable and accrued liabilities	0
Principal repayments	2,237
Exchangeable securities	750
Other risk management assets	0
Lease liabilities	123
Interest expense on borrowings	711
Dividends payable	0
Total	3,907
Cost | 2029 and thereafter | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2029 and thereafter | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	251
Cost | 2029 and thereafter | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	924
Cost | 2029 and thereafter | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	39
Cost | 2029 and thereafter | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	289
Cost | 2029 and thereafter | Non-recourse and other – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	707
Cost | 2029 and thereafter | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	27
Cost | 2029 and thereafter | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	13
Cost | 2029 and thereafter | Commodity risk management liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management liabilities	$ 73